Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Federal Net Operating Loss		$ 205,018
State Net Operating Loss		42,419
Capitalized Costs		(536,567)
Tax Credits		5,968
Stock Compensation		66,822
Accrued Expenses and Other		(284,914)
Total gross deferred tax assets/(liabilities)		(501,254)
Net deferred tax assets/(liabilities)	$ (74,573)	$ (501,254)